Summary of Significant Accounting Policies (Details) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 05, 2024	May 08, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash
Investments held in trust account				$ 20,850,793	119,220,016
Number of aggregate shares issued (in Shares)				12,134,375
FDIC insured amount			250,000	$ 250,000
Investments held in trust account			$ 18,081,721	$ 20,850,793	$ 119,220,016
Public Warrants and Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Number of aggregate shares issued (in Shares)			12,134,375	12,134,375
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption			$ 5,000,001	$ 5,000,001
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Investments held in trust account	$ 17,900,000	$ 20,000,000		$ 20,000,000
Common stock subject to possible redemption	$ 2,964,667	$ 100,078,879
Issuable conversion shares (in Shares)				100,000
Shares issued for convertible promissory note (in Shares)			270,000